UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2020

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2020 were as follows:

	6-Months Trailing	1 Year	3 Year	5 Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	-19.27%	-17.61%	-3.42%	-0.76%	0.05%

Benchmark:
MSCI All Country World Index	-7.68%	-4.96%	4.46%	4.37%	4.36%

Broad Market:
MSCI All Country World Value Index	-16.54%	-15.30%	-1.48%	0.47%	0.43%

*Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class Shares performance (net of fees) as of 3/31/20: -22.33% (1 year), -2.16% (5 year) and -1.54% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/25/2014.

Global equities as measured by the MSCI AC World Index declined 7.68% over the six month period ended April 30, 2020. However, this decline does not reflect the significant volatility in markets during the period. Global equity markets plummeted during February and March 2020 as the coronavirus outbreak shut down cities and economies across the globe. The public equity markets reacted to the spread of the virus swiftly and with heightened volatility. The price of oil also plunged over the period as a spat between OPEC, Russia and Saudi Arabia to constrain supply was coupled with a precipitous drop in demand. However, markets rebounded strongly in late March and throughout April, in large part due to massive intervention by central banks throughout the globe which took aggressive measures to help mitigate the damage inflicted by the virus. The sell-off was particularly painful for value and smaller capitalization stocks. Over the trailing six months the MSCI AC World Value Index was down 16.54% while the MSCI AC World Growth Index was up 1.17%. Smaller stocks also suffered bigger declines in the period as the MSCI AC World Small Cap Index was down 15.07%. The LSV Global Value Equity Fund was down 19.27%.

The trailing six months proved to be a very difficult period for our deep value approach, particularly in the sell off over the first three months of 2020 as value stocks and smaller stocks were punished in the market decline. Cyclical sectors of the market, where the Fund has found attractive investment opportunities, also suffered more severe declines than defensive and growth-oriented sectors during the market turmoil. Attribution analysis further indicates that both stock and sector selection detracted from relative returns over the period. Stock selection losses were concentrated in the Consumer Discretionary, Information Technology, Financials and Industrials sectors as names within the Auto Manufacturing, Tech Hardware, Regional Banks and Airlines industries lagged. From a sector perspective, relative losses were more modest and largely due to our underweight position in the Technology sector as well as our overweights to Financials and Industrials stocks. Top individual contributors included overweight positions in Regeneron, Fortescue Metals, eBay, Amgen, Kroger, Target and Cirrus. Not holding Boeing, Exxon and Airbus also added value. Main individual detractors included not holding Amazon, Microsoft Apple, Google, Facebook, Tencent, Tesla, Netflix and Johnson & Johnson as well as overweights to United Airlines, Air Canada, Spirit Aerosystems, PBF Energy and Ally Financial.

As of April 30, 2020, the Fund was trading at near record valuation discounts relative to the overall market as well as to the value benchmark. The Fund is trading at 12.2x forward earnings compared to 18.8x for the MSCI AC World Index, 1.2x book value compared to 2.1x for the benchmark and 6.0x cash flow compared to 11.5x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Materials and Industrials sectors while underweight Real Estate, Consumer Staples and Information Technology.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed and emerging markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed and emerging markets countries.

The MSCI AC World Small Cap Index is an index designed to provide a broad measure of equity-market performance for small-cap securities across 23 developed and emerging markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

April 30, 2020	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56.8%)

Aerospace & Defense (1.9%)
General Dynamics	230	$30
Huntington Ingalls Industries	160	31
Raytheon	303	20
Spirit AeroSystems
Holdings, Cl A	400	9
Textron	700	18

		108

Agricultural Products (0.3%)
Ingredion	200	16

Air Freight & Logistics (0.4%)
FedEx	200	25

Aircraft (1.3%)
Delta Air Lines	500	13
JetBlue Airways*	900	8
Lockheed Martin	100	39
United Airlines Holdings*	500	15

		75

Apparel Retail (0.5%)
Foot Locker	900	23
Gap	900	7

		30

Application Software (0.4%)
CDK Global	600	24

Asset Management & Custody Banks (1.1%)
Ameriprise Financial	300	35
State Street	400	25

		60

Automotive (1.8%)
Ford Motor	4,300	22
General Motors	800	18
Goodyear Tire & Rubber	1,200	8

LSV Global Value Fund

	Shares	Value (000)
Automotive (continued)
Lear	160	$16
Winnebago Industries	800	35

		99

Automotive Retail (0.2%)
Group 1 Automotive	200	11

Banks (3.7%)
Bank of America	1,700	41
CIT Group	500	9
Citizens Financial Group	1,100	25
JPMorgan Chase	400	38
PNC Financial Services Group	400	43
Regions Financial	1,400	15
Wells Fargo	500	15
Zions Bancorp	600	19

		205

Biotechnology (4.0%)
Alexion Pharmaceuticals*	250	27
Amgen	300	72
Biogen*	170	50
Gilead Sciences	300	25
Regeneron
Pharmaceuticals*	100	53

		227

Broadcasting (0.3%)
Fox	500	13
ViacomCBS, Cl B	178	3

		16

Chemicals (1.6%)
Celanese, Cl A	250	21
Eastman Chemical	490	30
Huntsman	1,200	20
LyondellBasell Industries, Cl A	300	17

		88

Commodity Chemicals (0.2%)
Kronos Worldwide	1,200	11

Computers & Services (4.3%)
DXC Technology	200	4
eBay	1,400	56
Hewlett Packard Enterprise	1,900	19
HP	2,000	31
NetApp	200	9
Oracle	1,400	74
Seagate Technology	800	40
Xerox Holdings	575	10

		243

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Data Processing & Outsourced Services (0.2%)
Sykes Enterprises*	500	$14

Drug Retail (0.8%)
Walgreens Boots Alliance	1,000	43

Electrical Components & Equipment (0.4%)
Eaton	300	25

Financial Services (2.1%)
Ally Financial	1,500	25
Capital One Financial	400	26
Citigroup	1,000	48
Discover Financial Services	400	17

		116

Food, Beverage & Tobacco (1.7%)
JM Smucker	400	46
Molson Coors Brewing, Cl B	1,000	41
Pilgrim’s Pride*	500	11

		98

General Merchandise Stores (1.2%)
Target	600	66

Health Care Distributors (0.5%)
Cardinal Health	200	10
McKesson	120	17

		27

Health Care Facilities (0.6%)
HCA Holdings	300	33

Health Care Services (1.0%)
CVS Health	700	43
Quest Diagnostics	140	16

		59

Hotel & Resort REITs (0.1%)
Service Properties Trust	500	3

Hotels & Lodging (0.3%)
Wyndham Destinations	600	15

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	300	34

Insurance (2.4%)
Aflac	600	22
Allstate	300	31
American Financial Group	150	10
Assured Guaranty	500	15
Hartford Financial Services Group	400	15
Lincoln National	400	14
MGIC Investment	1,700	12

LSV Global Value Fund

	Shares	Value (000)
Insurance (continued)
Prudential Financial	240	$15

		134

Investment Banking & Brokerage (0.5%)
Morgan Stanley	700	28

IT Consulting & Other Services (0.7%)
International Business
Machines	300	38

Machinery (2.5%)
Caterpillar	300	35
Cummins	290	47
Meritor*	1,500	31
Oshkosh	400	27

		140

Managed Health Care (0.9%)
Anthem	170	48

Media & Entertainment (1.3%)
Comcast, Cl A	1,100	41
DISH Network, Cl A*	300	7
TEGNA	2,100	23

		71

Motorcycle Manufacturers (0.2%)
Harley-Davidson	600	13

Paper & Paper Products (0.1%)
Domtar	200	5

Paper Packaging (0.4%)
International Paper	200	7
Westrock	400	13

		20

Petroleum & Fuel Products (1.5%)
PBF Energy, Cl A	1,000	11
Phillips 66	300	22
Valero Energy	800	51

		84

Pharmaceuticals (4.0%)
AbbVie	400	33
Bristol-Myers Squibb	1,000	61
Jazz Pharmaceuticals*	200	22
Lannett*	500	5
Merck	500	39
Pfizer	1,700	65

		225

Reinsurance (0.3%)
Everest Re Group	100	17

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Retail (1.2%)
Brinker International	800	$19
Dillard’s, Cl A	100	3
Kohl’s	500	9
Kroger	1,100	35
Macy’s	400	2

		68

Semi-Conductors/Instruments (4.1%)
Applied Materials	900	45
Cirrus Logic*	400	30
Intel	1,300	78
KLA	100	16
Lam Research	160	41
Skyworks Solutions	200	21

		231

Steel & Steel Works (0.5%)
Cleveland-Cliffs	6,100	27

Technology Distributors (0.5%)
Arrow Electronics*	300	19
Avnet	300	9

		28

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Telephones & Telecommunications (3.9%)
AT&T	1,700	52
Cisco Systems	1,300	55
Corning	1,100	24
Juniper Networks	1,300	28
Verizon Communications	1,000	58

		217

Thrifts & Mortgage Finance (0.3%)
Radian Group	1,100	16

TOTAL U.S. COMMON STOCK (Cost $3,544)		3,183

Foreign Common Stock (41.2%)
Australia (1.7%)
Australian Pharmaceutical
Industries	21,000	16
BlueScope Steel	1,900	13
Fortescue Metals Group	6,000	46
OMV	700	23

		98

LSV Global Value Fund

	Shares	Value (000)
Austria (0.2%)
Voestalpine	500	$10

Belgium (0.2%)
Solvay	170	13

Canada (1.6%)
Air Canada, Cl B*	1,200	17
Canadian Imperial Bank of
Commerce	130	8
iA Financial	800	26
Magna International	700	27
National Bank of Canada	300	12

		90

Chile (0.8%)
Enel Americas	276,886	45

China (1.4%)
China CITIC Bank, Cl H	24,000	12
China Resources Power
Holdings	22,000	26
Great Wall Motor, Cl H	33,000	22
Shanghai Pharmaceuticals
Holding, Cl H	4,000	7
Sinotrans, Cl H	49,000	12

		79

France (2.8%)
AXA	800	14
BNP Paribas	300	9
Metropole Television	2,300	26
Natixis	4,100	10
Renault	140	3
Rothschild	800	16
Sanofi	600	59
Total	600	21

		158

Germany (2.0%)
Allianz	60	11
Daimler	300	11
Deutsche Post	1,100	33
Muenchener Rueckversicherungs	50	11
Rheinmetall	300	20
Siemens	100	9
Volkswagen	100	15

		110

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hong Kong (3.5%)
Asia Cement China
Holdings	20,500	$24
China Mobile	5,500	44
China Petroleum & Chemical, Cl H	38,000	19
China Telecom, Cl H	64,000	22
China Water Affairs Group	14,000	11
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	5,000	13
Nine Dragons Paper Holdings	17,000	16
PAX Global Technology	44,000	19
Skyworth Group	22,000	5
SmarTone Telecommunications Holdings	5,500	4
WH Group	23,000	22

		199

Hungary (0.3%)
MOL Hungarian Oil & Gas	2,400	15

Indonesia (0.1%)
Bank Negara Indonesia
Persero	27,700	8

Israel (0.2%)
Teva Pharmaceutical
Industries*	900	10

Italy (1.5%)
A2A	22,200	30
Enel	7,000	48
Mediobanca Banca di Credito Finanziario	1,600	9

		87

Japan (7.4%)
Dowa Holdings	200	6
Isuzu Motors	1,500	11
ITOCHU	2,100	41
Kandenko	4,000	33
KDDI	1,700	48
Konoike Transport	800	9
Lintec	500	11
Nippon Telegraph & Telephone	1,800	41
Nisshin Oillio Group	1,100	36
Nitto Kogyo	500	9
Nomura Holdings	9,800	41

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
ORIX	2,700	$32
Resona Holdings	3,100	10
Shindengen Electric Manufacturing	300	7
SKY Perfect JSAT Holdings	1,500	6
Sumitomo	2,200	25
Teijin	1,900	30
Tsubakimoto Chain	400	9
Valor	500	9

		414

Netherlands (0.9%)
Aegon	3,100	8
Royal Dutch Shell, Cl B	1,300	21
Signify	1,000	20

		49

Norway (0.4%)
DNB	1,800	22

Russia (1.1%)
Gazprom PJSC ADR	6,500	33
LUKOIL PJSC ADR	370	24
X5 Retail Group GDR	100	3

		60

South Africa (0.1%)
Absa Group	800	4

South Korea (2.2%)
Huons	550	22
LG Uplus	2,500	28
Samsung Electronics	1,350	55
SK Telecom	100	17

		122

Spain (0.7%)
Enagas	1,200	28
Mapfre	7,500	14

		42

Sweden (1.8%)
Bilia, Cl A	3,900	26
Inwido	1,500	9
Nordea Bank Abp*	900	6
SKF, Cl B	1,500	24

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Sweden (continued)
Volvo, Cl B	2,800	$36

		101

Switzerland (2.6%)
Credit Suisse Group	900	8
Novartis	600	51
Roche Holding AG	150	52
Swiss Life Holding	60	22
UBS Group	1,300	14

		147

Taiwan (2.2%)
Chipbond Technology	16,000	30
Compeq Manufacturing	28,000	37
Mitac Holdings	23,799	25
Tripod Technology	8,000	29

		121

Thailand (0.3%)
Krung Thai Bank	21,700	8
Pruksa Holding	24,700	8

		16

Turkey (0.4%)
Eregli Demir ve Celik
Fabrikalari	6,500	8
KOC Holding	5,500	12

		20

United Kingdom (4.8%)
3i Group	1,700	17
Anglo American	1,500	27
BAE Systems	4,500	29
Barclays	15,300	20
Bellway	400	13
Berkeley Group Holdings	400	21
BP	1,600	6
British American Tobacco	800	31
Centrica	11,900	6
Halfords Group	2,500	3
J Sainsbury	6,000	15
Lloyds Banking Group	43,500	18
Old Mutual	3,000	2
Restaurant Group	200	—
Smurfit Kappa Group	700	22

LSV Global Value Fund

	Shares	Value (000)
United Kingdom (continued)
Tesco	13,400	$40

		270

TOTAL FOREIGN COMMON STOCK (Cost $2,872)		2,310

	Face Amount (000)
Repurchase Agreement (0.5%)
South Street Securities 0.020%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $30 (collateralized by various U.S. Treasury Note, ranging in par value $9 - $19, 1.375% - 1.750%, 01/31/2025 - 12/31/2026; total market value $31)	$30	30

TOTAL REPURCHASE AGREEMENT (Cost $30)		30

Total Investments – 98.5% (Cost $6,446)		$5,523

Percentages are based on Net Assets of $5,605 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$3,183	$–	$–	$3,183

Total Common Stock	3,183	–	–	3,183

Foreign Common Stock
Australia	–	98	–	98
Austria	–	10	–	10
Belgium	–	13	–	13
Canada	90	–	–	90
Chile	45	–	–	45
China	–	79	–	79
France	–	158	–	158
Germany	–	110	–	110
Hong Kong	–	199	–	199
Hungary	–	15	–	15
Indonesia	–	8	–	8
Israel	–	10	–	10
Italy	–	87	–	87
Japan	–	414	–	414
Netherlands	–	49	–	49
Norway	–	22	–	22
Russia	24	36	–	60
South Africa	–	4	–	4
South Korea	–	122	–	122
Spain	–	42	–	42
Sweden	–	101	–	101
Switzerland	–	147	–	147
Taiwan	–	121	–	121
Thailand	–	16	–	16
Turkey	–	20	–	20
United Kingdom	–	270	–	270

Total Foreign Common Stock	159	2,151	–	2,310

Total Repurchase Agreement	–	30	–	30

Total Investments in Securities	$3,342	$2,181	$–	$5,523

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of April 30, 2020, securities with a total value $2,151(000) were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2020	(Unaudited)

LSV Global Value Fund
Assets:
Investments at Value (Cost $6,446)	$5,523
Foreign Currency, at Value (Cost $72)	70
Receivable for Investment Securities Sold	16
Dividends and Interest Receivable	16
Receivable due from Investment Adviser	4
Reclaim Receivable	5
Prepaid Expenses	9
Total Assets	5,643
Liabilities:
Payable for Investment Securities Purchased	13
Payable for Printing Fees	12
Payable due to Transfer Agent	6
Payable to Custodian	5
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	2
Total Liabilities	38
Net Assets	$5,605

Net Assets Consist of:
Paid-in Capital	$6,596
Total distributable loss	(991)
Net Assets	$5,605

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($4,538 ÷ 526,567 shares)(1)	$8.62

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,067 ÷ 123,968 shares)(1)	$8.61

(1) Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the period ended April 30, 2020	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$83
Interest Income	—
Foreign Taxes Withheld	(4)
Total Investment Income	79
Expenses:
Investment Advisory Fees	23
Administration Fees	2
Distribution Fees - Investor Class	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	17
Custodian Fees	15
Registration and Filing Fees	7
Printing Fees	5
Insurance and Other Fees	6
Total Expenses	76
Less: Waiver of Investment Advisory Fees	(23)
Less: Reimbursement of Expenses from Investment Adviser	(25)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	28
Net Investment Income	51
Net Realized Loss on Investments	(18)
Net Realized Loss on Foreign Currency Transactions	(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,239)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(1)
Net Realized and Unrealized Loss on Investments	(1,260)
Net Decrease in Net Assets Resulting from Operations	$(1,209)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the period ended April 30, 2020 (Unaudited) and for the year ended October 31, 2019

	LSV Global Value Fund
	11/1/2019 to 04/30/2020	11/1/2018 to 10/31/2019
Operations:
Net Investment Income	$51	$136
Net Realized Loss on Investments and Foreign Currency Transactions	(20)	(62)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,240)	349
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,209)	423
Distributions
Institutional Class Shares	(123)	(198)
Investor Class Shares	(20)	(26)
Total Distributions	(143)	(224)
Capital Share Transactions:
Institutional Class Shares:
Issued	489	292
Reinvestment of Dividends and Distributions	123	198
Net Increase from Institutional Class Shares Transactions	612	490
Investor Class Shares:
Issued	343	377
Reinvestment of Dividends and Distributions	20	26
Redeemed	(83)	(4)
Net Increase from Investor Class Shares Transactions	280	399
Net Increase in Net Assets Derived from Capital Share Transactions	892	889
Total Increase (Decrease) in Net Assets	(460)	1,088
Net Assets:
Beginning of Period	6,065	4,977
End of Year/Period	$5,605	$6,065

Shares Transactions:
Institutional Class:
Issued	49	28
Reinvestment of Dividends and Distributions	11	21
Redeemed	—	—
Total Institutional Class Share Transactions	60	49
Investor Class:
Issued	41	37
Reinvestment of Dividends and Distributions	2	3
Redeemed	(8)	—
Total Investor Class Share Transactions	35	40
Net Increase in Shares Outstanding	95	89

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2020 (Unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares
2020*	$10.91	$0.09	$(2.13)	$(2.04)	$(0.25)	$–	$(0.25)	$8.62	(19.27)%	$4,538	0.90%	2.46%	1.68%	6%
2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10
2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13
2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15
2016	9.71	0.20	(0.12)	0.08	(0.15)	(0.10)	(0.25)	9.54	0.96	2,684	0.90	6.34	2.23	23
2015	9.83	0.16	(0.22)	(0.06)	(0.05)	(0.01)	(0.06)	9.71	(0.62)	2,450	0.90	7.21	1.67	14
Investor Class Shares
2020*	$10.89	$0.07	$(2.12)	$(2.05)	$(0.23)	$–	$(0.23)	$8.61	(19.36)%	$1,067	1.15%	2.72%	1.49%	6%
2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10
2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13
2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15
2016	9.68	0.18	(0.12)	0.06	(0.11)	(0.10)	(0.21)	9.53	0.77	205	1.15	6.78	2.00	23
2015	9.83	0.16	(0.26)	(0.10)	(0.04)	(0.01)	(0.05)	9.68	(0.90)	164	1.15	7.50	1.46	14

*	For the six-month period ended April 30, 2020. All ratios for the period have been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.
Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2020	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

April 30, 2020	(Unaudited)

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2020, there were no securities valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

April 30, 2020	(Unaudited)

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2020, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$30	$30	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust

Notes to Financial Statements

April 30, 2020	(Unaudited)

for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2020, the Fund paid $1,598 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2020, the Fund incurred $1,240 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2020, the Fund earned $45 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2020, were as follows (000):

Purchases
Other	$1,149
Sales
Other	$328

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or to paid-in-capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2019, there were no permanent differences.

The tax character of dividends and distributions paid during the years ended October 31, 2019 and 2018 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Totals
2019	$123	$101	$224
2018	101	—	101

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$128
Capital Loss Carryforward	(64)
Unrealized Appreciation	297

Total Distributable Earnings	$361

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either

Notes to Financial Statements

April 30, 2020	(Unaudited)

short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has short-term and long-term capital loss carryforwards of $7 (000) and $57 (000), respectively, at October 31, 2019. During the year end October 31, 2019, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2020, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 6,446	$474	$(1,397)	$(923)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Notes to Financial Statements

April 30, 2020	(Unaudited)

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9.	Other:

At April 30, 2020, 90% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2020, 88% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$807.30	0.90%	$4.04
Investor Class Shares	1,000.00	806.40	1.15	5.17

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.39	0.90%	$4.52
Investor Class Shares	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020